Quarterly Report
July 31, 2024
MFS®  Core Bond Fund
MCB-Q1

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.2%
Asset-Backed & Securitized – 16.2%
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 8.099% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	$200,000	$194,478
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	37,000	37,048
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.043% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	200,000	198,433
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	100,000	100,593
BDS 2021-FL10 Ltd., “A”, FLR, 6.518% ((SOFR - 1mo. + 0.11448%) + 1.07%), 6/16/2036 (n)	69,535	69,179
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	10,878	11,354
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.493% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	100,000	96,148
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	96,547	98,151
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	69,362	69,677
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	145,414	152,381
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	250,000	246,711
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	44,000	44,201
Dryden Senior Loan Fund, 2019-68A, “BR”, CLO, FLR, 7.263% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/15/2035 (n)	250,000	250,234
Dryden Senior Loan Fund, 2022-113A, “A1R”, CLO, FLR, 6.912% (SOFR - 3mo. + 1.63%), 10/20/2035 (n)	250,000	250,841
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	13,979	13,972
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)	100,000	101,204
Empire District Bondco LLC, 4.943%, 1/01/2033	41,000	40,994
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	40,545	40,585
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	34,006	34,168
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	75,000	74,328
KREF 2018-FT1 Ltd., “A”, FLR, 6.519% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	199,595	196,663
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	73,914	73,971
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.443% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	100,000	98,065
MF1 2021-FL7 Ltd., “AS”, FLR, 6.898% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	250,000	245,804
MF1 2022-FL10 Ltd., “AS”, FLR, 8.528% (SOFR - 1mo. + 3.187%), 9/17/2037 (n)	250,000	251,108
MF1 2022-FL8 Ltd., “B”, FLR, 7.291% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	100,000	98,080
MF1 2023-FL12 LLC, FLR, “A”, 7.407% (SOFR - 1mo. + 2.066%), 10/19/2038 (n)	128,500	128,659
MF1 2024-FL5 Ltd., “AS”, FLR, 7.34% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	100,000	99,562
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	69,165	74,270
Nissan Master Owner Trust, 2024-A, “A”, FLR, 6.007% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	100,000	100,148
OBX Trust, 2024-NQM10, “A2”, 6.332%, 5/25/2064 (n)	98,348	99,237
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	89,000	89,549
Palmer Square Loan Funding 2020-2A Ltd., “A1”, FLR, 6.387% ((SOFR - 3mo. + 0.26161%) + 0.8%), 5/20/2029 (n)	32,815	32,812
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 6.987% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	250,000	250,161
Ready Capital Mortgage Financing LLC, 2022-FL9, FLR, 8.461% (SOFR - 1mo. + 3.111%), 6/25/2037 (n)	250,000	250,772
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	4,111	4,109
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	45,000	45,088
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	250,000	245,673
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	250,000	245,252
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	175,000	165,473
		$4,919,136
Automotive – 0.8%
Lear Corp., 3.8%, 9/15/2027	$68,000	$65,764
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	200,000	167,564
		$233,328
Broadcasting – 0.6%
Walt Disney Co., 3.5%, 5/13/2040	$68,000	$55,509
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	161,000	119,775
		$175,284
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$198,000	$205,378
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	103,000	88,945
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	43,000	42,002

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 6.75%, 11/17/2028	$11,000	$11,614
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	178,000	164,202
		$512,141
Building – 0.3%
Masco Corp., 2%, 2/15/2031	$117,000	$97,732
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$83,000	$76,317
Equinix, Inc., 2.5%, 5/15/2031	69,000	59,253
Fiserv, Inc., 2.65%, 6/01/2030	88,000	78,575
Global Payments, Inc., 1.2%, 3/01/2026	87,000	81,901
Global Payments, Inc., 2.9%, 11/15/2031	77,000	66,075
Verisk Analytics, Inc., 5.75%, 4/01/2033	70,000	73,580
		$435,701
Cable TV – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$69,000	$69,177
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	98,000	81,123
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	88,000	72,636
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	58,000	65,812
		$288,748
Computer Software – 0.3%
Oracle Corp., 4.9%, 2/06/2033	$22,000	$21,839
Roper Technologies, Inc., 2%, 6/30/2030	89,000	76,265
		$98,104
Conglomerates – 0.4%
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$129,000	$126,529
Consumer Products – 0.2%
Kenvue, Inc., 4.9%, 3/22/2033	$60,000	$60,565
Consumer Services – 0.5%
Booking Holdings, Inc., 4.625%, 4/13/2030	$138,000	$138,533
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$147,000	$125,463
Electronics – 0.6%
Broadcom, Inc., 4.3%, 11/15/2032	$63,000	$60,122
Broadcom, Inc., 4.926%, 5/15/2037 (n)	108,000	104,220
		$164,342
Energy - Integrated – 0.7%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$208,000	$212,161
Financial Institutions – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$150,000	$141,703
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	79,000	77,633
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	78,000	74,084
		$293,420
Food & Beverages – 1.1%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$163,000	$152,405
Diageo Capital PLC, 2.375%, 10/24/2029	200,000	180,379
		$332,784

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$64,000	$63,876
Las Vegas Sands Corp., 3.9%, 8/08/2029	65,000	60,086
Marriott International, Inc., 4.625%, 6/15/2030	108,000	107,133
		$231,095
Insurance – 0.9%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$82,000	$75,361
Corebridge Financial, Inc., 5.75%, 1/15/2034	42,000	43,238
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	150,000	141,712
		$260,311
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$38,000	$39,474
Insurance - Property & Casualty – 0.7%
Aon Corp., 4.5%, 12/15/2028	$61,000	$60,304
Brown & Brown, Inc., 4.2%, 3/17/2032	84,000	78,157
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	85,000	86,292
		$224,753
Machinery & Tools – 0.9%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$199,884
CNH Industrial Capital LLC, 1.875%, 1/15/2026	79,000	75,560
		$275,444
Major Banks – 7.0%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$302,000	$256,582
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	160,000	147,355
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	150,000	140,229
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	156,663
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	172,000	154,010
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	98,000	82,406
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	74,000	73,089
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	72,000	64,451
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	69,000	60,152
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	102,000	78,462
JPMorgan Chase & Co., 3.157% to 4/22/2041, FLR (SOFR - 1 day + 1.46%) to 4/22/2042	152,000	116,386
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	131,000	122,523
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	97,000	86,722
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	127,000	109,929
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	147,000	151,593
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	200,000	164,927
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	162,000	143,669
		$2,109,148
Medical & Health Technology & Services – 1.1%
Adventist Health System/West, 5.43%, 3/01/2032	$75,000	$75,860
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	200,000	177,711
CVS Health Corp., 5.3%, 6/01/2033	85,000	84,850
		$338,421
Metals & Mining – 0.9%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$200,000	$204,009
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	87,000	75,545
		$279,554

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 1.7%
DCP Midstream Operating, LP, 3.25%, 2/15/2032	$167,000	$145,715
Plains All American Pipeline LP, 3.8%, 9/15/2030	174,000	162,818
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	75,000	73,556
Targa Resources Corp., 6.125%, 3/15/2033	138,000	145,167
		$527,256
Mortgage-Backed – 31.4%
Fannie Mae, 3.5%, 3/01/2046	$27,556	$25,555
Fannie Mae, 3%, 8/01/2046	29,850	26,748
Fannie Mae, UMBS, 2%, 4/01/2037 - 7/01/2052	986,916	814,002
Fannie Mae, UMBS, 2.5%, 5/01/2037 - 5/01/2052	1,108,289	940,474
Fannie Mae, UMBS, 5%, 10/01/2037 - 6/01/2053	211,469	208,554
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 3/01/2054	157,270	157,727
Fannie Mae, UMBS, 3%, 5/01/2043 - 8/01/2052	201,667	177,632
Fannie Mae, UMBS, 3.5%, 7/01/2043 - 6/01/2053	138,009	126,926
Fannie Mae, UMBS, 4%, 9/01/2046 - 7/01/2054	273,979	257,753
Fannie Mae, UMBS, 1.5%, 6/01/2051 - 10/01/2051	135,237	104,285
Fannie Mae, UMBS, 4.5%, 6/01/2052 - 9/01/2052	151,751	146,502
Fannie Mae, UMBS, 6%, 11/01/2052 - 7/01/2054	265,942	270,826
Fannie Mae, UMBS, 7%, 12/01/2053	72,546	74,958
Freddie Mac, 2.57%, 7/25/2026	75,000	72,228
Freddie Mac, 3.117%, 6/25/2027	100,000	96,350
Freddie Mac, UMBS, 2%, 3/01/2037 - 3/01/2052	777,154	634,616
Freddie Mac, UMBS, 2.5%, 5/01/2037 - 6/01/2052	112,124	94,636
Freddie Mac, UMBS, 3.5%, 1/01/2041 - 11/01/2053	368,185	336,863
Freddie Mac, UMBS, 1.5%, 3/01/2051	38,995	30,178
Freddie Mac, UMBS, 3%, 5/01/2052 - 6/01/2052	399,288	348,878
Freddie Mac, UMBS, 4%, 7/01/2052	201,441	189,040
Freddie Mac, UMBS, 4.5%, 10/01/2052	133,942	129,075
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 6/01/2053	235,731	236,739
Freddie Mac, UMBS, 6.5%, 8/01/2053	24,859	25,499
Freddie Mac, UMBS, 5%, 11/01/2053	97,520	96,024
Freddie Mac, UMBS, 6%, 7/01/2054	99,350	100,741
Ginnie Mae, 4.5%, 10/20/2033 - 5/20/2053	363,738	353,054
Ginnie Mae, 5.559%, 9/20/2041	29,318	28,840
Ginnie Mae, 3%, 1/20/2051 - 11/20/2052	261,863	233,744
Ginnie Mae, 2%, 2/20/2052 - 6/20/2052	297,078	246,344
Ginnie Mae, 3.5%, 6/20/2052 - 9/20/2052	258,808	237,868
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	135,701	128,134
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	256,171	253,374
Ginnie Mae, 5.5%, 2/20/2053 - 6/20/2053	133,641	134,064
Ginnie Mae, 6%, 4/20/2054 - 6/20/2054	49,999	50,593
Ginnie Mae, 6.494%, 3/20/2064	24,079	24,216
Ginnie Mae, TBA, 2%, 8/15/2054	125,000	103,589
Ginnie Mae, TBA, 2.5%, 8/15/2054 - 9/23/2054	375,000	322,851
Ginnie Mae, TBA, 3%, 8/15/2054 - 9/23/2054	75,000	66,948
Ginnie Mae, TBA, 5.5%, 8/15/2054	125,000	125,378
Ginnie Mae, TBA, 6.5%, 8/15/2054	50,000	50,933
UMBS, TBA, 2%, 8/15/2039	75,000	67,243
UMBS, TBA, 5%, 8/15/2039	50,000	50,122
UMBS, TBA, 2.5%, 8/25/2039 - 9/25/2054	874,336	741,563
UMBS, TBA, 3%, 8/25/2039 - 9/25/2054	450,000	399,600
UMBS, TBA, 4.5%, 8/25/2039	50,000	49,686
UMBS, TBA, 3.5%, 8/15/2054 - 9/25/2054	100,000	90,757
UMBS, TBA, 6.5%, 8/25/2054	50,000	51,274
		$9,532,984

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.6%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$95,000	$97,188
Rhode Island Student Loan Authority Education Loan Rev., Taxable, 6.081%, 12/01/2042	95,000	97,153
		$194,341
Natural Gas - Distribution – 0.2%
NiSource, Inc., 5.65%, 2/01/2045	$73,000	$72,545
Network & Telecom – 0.2%
Verizon Communications, Inc., 2.55%, 3/21/2031	$57,000	$49,382
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$83,000	$72,611
Other Banks & Diversified Financials – 0.5%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$148,000	$139,540
Pollution Control – 0.6%
Waste Management, Inc., 4.875%, 2/15/2034	$179,000	$179,706
Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$62,000	$56,620
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	117,000	90,606
		$147,226
Specialty Stores – 0.3%
Genuine Parts Co., 2.75%, 2/01/2032	$115,000	$97,814
Telecommunications - Wireless – 1.2%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$79,000	$76,202
Rogers Communications, Inc., 3.8%, 3/15/2032	146,000	133,542
T-Mobile USA, Inc., 2.05%, 2/15/2028	69,000	62,953
T-Mobile USA, Inc., 4.5%, 4/15/2050	83,000	71,016
Vodafone Group PLC, 5.625%, 2/10/2053	22,000	21,613
		$365,326
Tobacco – 1.0%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$158,000	$155,601
Philip Morris International, Inc., 5.125%, 11/17/2027	25,000	25,337
Philip Morris International, Inc., 5.625%, 11/17/2029	11,000	11,489
Philip Morris International, Inc., 5.125%, 2/15/2030	52,000	52,858
Philip Morris International, Inc., 5.75%, 11/17/2032	48,000	50,229
		$295,514
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$36,000	$41,926
U.S. Treasury Obligations – 19.1%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,288,000	$970,277
U.S. Treasury Bonds, 4%, 11/15/2042	187,000	177,796
U.S. Treasury Bonds, 4.375%, 8/15/2043	150,000	149,268
U.S. Treasury Bonds, 4.75%, 11/15/2043	100,000	104,437
U.S. Treasury Bonds, 4.5%, 2/15/2044	240,000	242,400
U.S. Treasury Bonds, 2.25%, 2/15/2052 (f)	900,000	592,945
U.S. Treasury Bonds, 4%, 11/15/2052	383,000	360,289
U.S. Treasury Notes, 4%, 1/15/2027	1,700,000	1,693,426
U.S. Treasury Notes, 4.125%, 2/15/2027	650,000	649,594
U.S. Treasury Notes, 2.5%, 3/31/2027	900,000	864,246
		$5,804,678

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$43,000	$45,045
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	118,000	119,267
Duke Energy Progress LLC, 3.45%, 3/15/2029	118,000	112,514
Pacific Gas & Electric Co., 2.1%, 8/01/2027	82,000	75,230
Pacific Gas & Electric Co., 3%, 6/15/2028	108,000	100,717
		$452,773
Utilities - Gas – 0.5%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$176,000	$149,809
Total Bonds		$30,095,602
Investment Companies (h) – 7.3%
Money Market Funds – 7.3%
MFS Institutional Money Market Portfolio, 5.39% (v)	2,217,524	$2,217,746

Other Assets, Less Liabilities – (6.5)%		(1,963,986)
Net Assets – 100.0%		$30,349,362
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,217,746 and $30,095,602, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,893,154, representing 19.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 7/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	6	$1,232,203	September – 2024	$6,740
U.S. Treasury Note 5 yr	Long	USD	14	1,510,469	September – 2024	28,060
U.S. Treasury Ultra Bond 30 yr	Long	USD	7	895,781	September – 2024	26,660
						$61,460
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	6	$693,469	September – 2024	$(20,177)
At July 31, 2024, the fund had liquid securities with an aggregate value of $59,954 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$5,804,678	$—	$5,804,678
Municipal Bonds	—	194,341	—	194,341
U.S. Corporate Bonds	—	7,181,027	—	7,181,027
Residential Mortgage-Backed Securities	—	9,632,221	—	9,632,221
Commercial Mortgage-Backed Securities	—	1,567,418	—	1,567,418
Asset-Backed Securities (including CDOs)	—	3,252,481	—	3,252,481
Foreign Bonds	—	2,463,436	—	2,463,436
Mutual Funds	2,217,746	—	—	2,217,746
Total	$2,217,746	$30,095,602	$—	$32,313,348
Other Financial Instruments
Futures Contracts – Assets	$61,460	$—	$—	$61,460
Futures Contracts – Liabilities	(20,177)	—	—	(20,177)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,083,506	$1,605,815	$1,471,796	$8	$213	$2,217,746
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$31,530	$—